UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	March 31, 2001

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.








FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	98

Form 13F Information Table Value Total:	$2,069,707

List of Other Included Managers:

No.	13F File Number	Name

None



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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
950
20143
SH

SOLE

20143
0
0
AK Steel Holding Corp.
Common
001547908
1216
121094
SH

SOLE

121094
0
0
American Express Co.
Common
025816109
373
9045
SH

SOLE

9045
0
0
American Home Products Corp.
Common
026609107
74859
1274208
SH

SOLE

1274208
0
0
American Intl. Group Inc.
Common
026874107
2448
30417
SH

SOLE

30417
0
0
American Standard Companies Inc.
Common
029712106
652
11050
SH

SOLE

11050
0
0
AOL Time Warner
Common
00184a105
4607
114763
SH

SOLE

114763
0
0
Ariba Inc.
Common
04033v104
158
20000
SH

SOLE

20000
0
0
Arrow Electronics Inc.
Common
042735100
38522
1704540
SH

SOLE

1704540
0
0
AT&T Corp.
Common
001957109
554
26034
SH

SOLE

26034
0
0
AT&T Corp. - Liberty Media Group
Common Series A
001957208
85028
6073435
SH

SOLE

6073435
0
0
Automatic Data Process
Common
053015103
1039
19117
SH

SOLE

19117
0
0
BP Amoco PLC
Sponsored ADR
055622104
391
7885
SH

SOLE

7885
0
0
Bank of New York
Common
064057102
2068
42000
SH

SOLE

42000
0
0
BankAmerica Corp.
Common
066050105
672
12276
SH

SOLE

12276
0
0
Banknorth Group Inc.
Common
06646L100
727
36600
SH

SOLE

36600
0
0
Berkshire Hathaway Inc. Del
Class A
084670108
12631
193
SH

SOLE

193
0
0
Berkshire Hathaway Inc. Del
Class B
084670207
892
410
SH

SOLE

410
0
0
Bristol Myers Squibb Co.
Common
110122108
1497
25203
SH

SOLE

25203
0
0
Canadian National Railway Co.
Common
136375102
59525
1580170
SH

SOLE

1580170
0
0
Cendant Corp.
Common
151313103
96694
6627426
SH

SOLE

6627426
0
0
Chevron Corp.
Common
166751107
439
5000
SH

SOLE

5000
0
0
Chubb Corp.
Common
171232101
64724
893495
SH

SOLE

893495
0
0
Cisco Systems Inc.
Common
17275R102
243
15400
SH

SOLE

15400
0
0
Citigroup, Inc.
Common
172967101
71915
1598841
SH

SOLE

1598841
0
0
CMG Information Services Com
Common
125750109
58
23000
SH

SOLE

23000
0
0
Colgate Palmolive Co.
Common
194162103
3306
59844
SH

SOLE

59844
0
0
Comcast Corp.
Class A Spl.
200300200
76833
1832092
SH

SOLE

1832092
0
0
Compaq Computers
Common
204493100
38861
2135237
SH

SOLE

2135237
0
0
Computer Associates
Common
204912109
1931
71000
SH

SOLE

71000
0
0
Conoco Inc.
Class B
208251405
218
7719
SH

SOLE

7719
0
0
Cooper Cameron Corp.
Common
216640102
810
15000
SH

SOLE

15000
0
0
Devon Energy Corp. (Oklahoma)
Common
251799102
81991
1408796
SH

SOLE

1408796
0
0
Dupont De Nemours & Co.
Common
263534109
53863
1323422
SH

SOLE

1323422
0
0
Electronic Data Systems
Common
285661104
41149
736658
SH

SOLE

736658
0
0
EMC Corporation Mass.
Common
268648102
279
9500
SH

SOLE

9500
0
0
Emerson Electric Co.
Common
291011104
62809
1013052
SH

SOLE

1013052
0
0
Exxon Corporation
Common
302290101
650
8028
SH

SOLE

8028
0
0
Fannie Mae
Common
313586109
8909
111925
SH

SOLE

111925
0
0
Federal Mogul Corp
Common
313549107
29
10000
SH

SOLE

10000
0
0
First Data Corp.
Common
319963104
85271
1428100
SH

SOLE

1428100
0
0
Ford Motor Co.
Common
345370100
1251
44494
SH

SOLE

44494
0
0
Freddie Mac
Common
313400301
80102
1235570
SH

SOLE

1235570
0
0
G Wesco International
Common
95082p105
115
12500
SH

SOLE

12500
0
0
Gannett Inc.
Common
364730101
86902
1455159
SH

SOLE

1455159
0
0
General Electric
Common
369604103
7995
190995
SH

SOLE

190995
0
0
General Motors Corp.
Common
370442105
66376
1280172
SH

SOLE

1280172
0
0
GlaxoSmithkline PLC
Sponsored ADR
37733W105
1261
24125
SH

SOLE

24125
0
0
Goldman Sachs Group Inc.
Common
38141G104
212
2500
SH

SOLE

2500
0
0
Harman International Industries Inc.
Common
413086109
2141
83700
SH

SOLE

83700
0
0
Hewlett Packard Inc.
Common
428236103
333
10680
SH

SOLE

10680
0
0
Home Depot Inc.
Common
437076102
454
10541
SH

SOLE

10541
0
0
Honeywell International
Common
438516106
465
11400
SH

SOLE

11400
0
0
IMS Health Inc.
Common
449934108
47327
1900702
SH

SOLE

1900702
0
0
Intel Corp.
Common
458140100
255
9704
SH

SOLE

9704
0
0
International Business Machines
Common
459200101
75059
780407
SH

SOLE

780407
0
0
J.P. Morgan Chase and Co.
Common
46624H100
83522
1860190
SH

SOLE

1860190
0
0
Johnson & Johnson
Common
478160104
350
4011
SH

SOLE

4011
0
0
Kerr McGee Corp.
Common
492386107
59072
910203
SH

SOLE

910203
0
0
Lilly Eli & Co.
Common
532457108
613
8000
SH

SOLE

8000
0
0
MGIC Investment Corp. Wisconsin
Common
552848103
65994
964551
SH

SOLE

964551
0
0
Merck & Co., Inc.
Common
589331107
1207
15910
SH

SOLE

15910
0
0
Microsoft Corp.
Common
594918104
260
4770
SH

SOLE

4770
0
0
Minnesota Mining & Manufacturing Co.
Common
604059105
337
2800
SH

SOLE

2800
0
0
National Techteam Inc.
Common
638108100
143
50000
SH

SOLE

50000
0
0
Office Depot
Common
676220106
357
40800
SH

SOLE

40800
0
0
Oracle Corp.
Common
68389X105
323
21600
SH

SOLE

21600
0
0
Oz/one, Inc.
Common
629990914
232
2300
SH

SOLE

2300
0
0
Pepsico Inc.
Common
713448108
241
5490
SH

SOLE

5490
0
0
Pfizer Inc.
Common
717081103
2018
49281
SH

SOLE

49281
0
0
Pitney Bowes Inc.
Common
724479100
95245
2740869
SH

SOLE

2740869
0
0
PrimeEnergy Corp.
Common
74158E108
153
25500
SH

SOLE

25500
0
0
Proctor & Gamble Co.
Common
742718109
2687
42932
SH

SOLE

42932
0
0
Quadrex  Corp.
Common
747309102
0
10000
SH

SOLE

10000
0
0
Royal Dutch Petroleum Co.
NY Reg Gldr 5
780257705
364
6570
SH

SOLE

6570
0
0
SBC Communications
Common
78387G103
420
9424
SH

SOLE

9424
0
0
Schering Plough Corp.
Common
806605101
43351
1186742
SH

SOLE

1186742
0
0
Sherwin Williams Co.
Common
824348106
1858
72940
SH

SOLE

72940
0
0
Staples Inc.
Common
855030102
46137
3101700
SH

SOLE

3101700
0
0
Sun Microsystems
Common
866810104
172
11200
SH

SOLE

11200
0
0
Texaco Inc.
Common
881694103
69300
1043676
SH

SOLE

1043676
0
0
Textron
Common
883203101
85758
1508770
SH

SOLE

1508770
0
0
Tricon Global Restaurant
Common
895953107
78856
2064846
SH

SOLE

2064846
0
0
Verizon Communications
Common
92343v104
844
17126
SH

SOLE

17126
0
0
Viacom Inc.
Class B
925524308
1987
45197
SH

SOLE

45197
0
0
Visteion Corp.
Common
92839u107
373
24850
SH

SOLE

24850
0
0
Walt Disney Productions
Common
254687106
389
13609
SH

SOLE

13609
0
0
Water Pik Technologies
Common
94113U100
142
20000
SH

SOLE

20000
0
0
Whirlpool Corp.
Common
963320106
74242
1485140
SH

SOLE

1485140
0
0
XL Capital Ltd.
Class A
982551056
448
5900
SH

SOLE

5900
0
0
Blackrock Advantage Term
Common
09247A101
143
14000
SH

SOLE

14000
0
0
Blackrock Investment Quality
Common
09247D105
308
23000
SH

SOLE

23000
0
0
Dreyfus A Bonds Plus, Inc.
Common
261880108
528
37479
SH

SOLE

37479
0
0
Muniyield Insured Fund Inc.
Common
62630E107
315
22000
SH

SOLE

22000
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
366
26000
SH

SOLE

26000
0
0
Nuveen Select Tax-Free Income Portfolio
Sh Ben Int
67062F100
290
20000
SH

SOLE

20000
0
0
Van Kampen Am Cap Advantage
Sh Ben Int
92112K107
171
14100
SH

SOLE

14100
0
0
Van Kampen Am Cap Municipal Opportunity
Common
920935103
152
10000
SH

SOLE

10000
0
0


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